UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of Registrant as specified in charter)

2002 North Tampa Street, Suite 200

Tampa, FL 33602

(Address of principal executive offices) (Zip code)

Ronald R. Redell

President

DoubleLine Funds Trust

2002 North Tampa Street, Suite 200

Tampa, FL 33602

(Name and address of agent for service)

(813) 791-7333

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report September 30, 2023

DoubleLine Selective Credit Fund

I Share Class: DBSCX

Shares of the DoubleLine Selective Credit Fund (the “Fund”) may currently be purchased in transactions by DoubleLine Capital LP (the “Adviser”) or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the Investment Company Act of 1940, as amended, and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act of 1933, as amended (the “Securities Act”). The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or DoubleLine Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts.

DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333

fundinfo@doubleline.com || www.doubleline.com

Semi-Annual Report	|	September 30, 2023	3

President’s Letter	(Unaudited) September 30, 2023

Dear DoubleLine Funds Shareholder,

On behalf of the DoubleLine Selective Credit Fund (DBSCX, the “Fund”), I am pleased to deliver this Semi-Annual Report for the six-month period ended September 30, 2023. On the following pages, you will find specific information regarding the Fund’s operations and holdings.

If you have any questions regarding the DoubleLine Funds, please don’t hesitate to call us at 1 (877) DLINE 11 / 1 (877) 354-6311 or visit our website www.doubleline.com, where our investment management team offers deeper insights and analysis on relevant capital market activity impacting investors today. We value the trust that you have placed with us, and we will continue to strive to offer thoughtful investment solutions to our shareholders.

Sincerely,

Ronald Redell, CFA

President

DoubleLine Funds Trust

November 1, 2023

4	DoubleLine Selective Credit Fund

Schedule of Investments DoubleLine Selective Credit Fund	(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $
ASSET BACKED OBLIGATIONS 0.0%(k)

	Waterfall Commercial Mortgage Trust,
264,645	Series 2015-SBC5-A	4.10%	(a)(b)	01/14/2026	252,654

	Total Asset Backed Obligations (Cost $264,644)				252,654

COLLATERALIZED LOAN OBLIGATIONS 0.3%

	Barings Ltd.,
1,000,000	Series 2015-2A-ER (Secured Overnight Financing Rate 3 Month + 6.71%)	12.04%	(a)	10/20/2030	867,595

	Octagon Investment Partners Ltd.,
1,000,000	Series 2012-1A-DR (Secured Overnight Financing Rate 3 Month + 7.41%)	12.72%	(a)	07/15/2029	811,904

	Total Collateralized Loan Obligations (Cost $1,980,000)				1,679,499

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 0.4%

	20 Times Square Trust,
381,000	Series 2018-20TS-G	3.20%	(a)(b)	05/15/2035	259,239

	BB-UBS Trust,
181,957	Series 2012-TFT-TE	3.68%	(a)(b)(c)	06/05/2030	143,236

	Citigroup Commercial Mortgage Trust,
224,000	Series 2015-GC27-D	4.57%	(a)(b)	02/10/2048	188,920
155,000	Series 2016-GC36-D	2.85%	(a)	02/10/2049	59,425

	Commercial Mortgage Pass-Through Trust,
194,000	Series 2014-CR19-C	4.85%	(b)	08/10/2047	178,258

	JP Morgan Chase Commercial Mortgage Securities Trust,
350,000	Series 2018-WPT-EFL (Secured Overnight Financing Rate 1 Month + 3.09%, 2.60% Floor)	8.42%	(a)	07/05/2033	275,487
350,000	Series 2018-WPT-EFX	5.54%	(a)(b)	07/05/2033	256,900
350,000	Series 2018-WPT-FFX	5.54%	(a)(b)	07/05/2033	213,500

	Morgan Stanley Bank of America Merrill Lynch Trust,
250,000	Series 2014-C18-C	4.62%	(b)	10/15/2047	233,849
350,000	Series 2014-C19-C	4.00%		12/15/2047	316,851

	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $2,707,192)				2,125,665

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 97.8%

	Adjustable Rate Mortgage Trust,
3,962,509	Series 2005-10-5A1 (Secured Overnight Financing Rate 1 Month + 0.63%, 0.52% Floor, 11.00% Cap)	5.95%		01/25/2036	3,630,260

	AMSR Trust,
1,750,000	Series 2020-SFR2-C	2.53%	(a)	07/17/2037	1,628,889
6,000,000	Series 2020-SFR4-E2	2.46%	(a)	11/17/2037	5,448,087
7,750,000	Series 2020-SFR4-F	2.86%	(a)	11/17/2037	7,055,529

	Angel Oak Mortgage Trust LLC,
4,500,000	Series 2021-5-M1	2.39%	(a)(b)	07/25/2066	2,830,956

	Arroyo Mortgage Trust,
7,539,000	Series 2019-3-M1	4.20%	(a)(b)	10/25/2048	6,205,697

	Asset Backed Securities Corporation Home Equity Loan Trust,
4,241,734	Series 2003-HE1-M3 (Secured Overnight Financing Rate 1 Month + 5.36%, 5.25% Floor)	10.70%		01/15/2033	3,943,414

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Asset-Backed Pass-Through Certificates,
9,500,000	Series 2005-R4-M6 (Secured Overnight Financing Rate 1 Month + 1.12%, 1.01% Floor)	6.44%		07/25/2035	7,897,276

	Banc of America Alternative Loan Trust,
3,937,148	Series 2007-1-3A24	6.00%		04/25/2037	3,120,377

	Banc of America Funding Trust,
962,322	Series 2006-2-2A11	5.50%		03/25/2036	773,007
889,226	Series 2007-1-TA8	6.35%	(d)	01/25/2037	772,058
3,127,038	Series 2014-R8-A2 (Secured Overnight Financing Rate 1 Month + 0.35%, 0.24% Floor)	5.67%	(a)	06/26/2036	2,435,111

	Banc of America Mortgage Trust,
1,245,965	Series 2006-3-1A10	6.00%		10/25/2036	967,830

	BCAP LLC Trust,
8,711,166	Series 2012-RR4-6A2	4.87%	(a)(b)	11/26/2035	4,717,940
3,639,668	Series 2013-RR2-6A2	4.38%	(a)(b)	06/26/2037	2,803,060

	Bear Stearns Adjustable Rate Mortgage Trust,
2,262,138	Series 2006-2-2A1	3.91%	(b)	07/25/2036	1,922,438

	Bear Stearns ALT-A Trust,
1,833,474	Series 2005-10-23A1	4.27%	(b)	01/25/2036	1,637,321
6,401,543	Series 2006-3-21A1	3.98%	(b)	05/25/2036	4,613,418
1,479,150	Series 2006-4-31A1	4.34%	(b)	07/25/2036	925,817

	Bear Stearns Asset Backed Securities Trust,
759,521	Series 2006-AC5-A1	6.75%	(d)	12/25/2036	737,185
5,792,059	Series 2006-AQ1-12A (Secured Overnight Financing Rate 1 Month + 0.39%, 0.28% Floor)	4.69%		10/25/2036	8,753,658
696,814	Series 2006-IM1-A1 (Secured Overnight Financing Rate 1 Month + 0.57%, 0.46% Floor)	5.89%		04/25/2036	720,594

	BRAVO Residential Funding Trust,
7,581,490	Series 2021-B-A1	2.12%	(a)(d)	04/01/2069	7,349,726
3,419,180	Series 2023-NQM4-A1	6.44%	(a)(d)	05/25/2063	3,400,559

	Carrington Mortgage Loan Trust,
4,425,570	Series 2007-RFC1-A3 (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor, 14.50% Cap)	5.57%		12/25/2036	4,231,944

	Chase Mortgage Finance Trust,
1,630,668	Series 2006-S2-1A9	6.25%		10/25/2036	672,525
3,697,362	Series 2006-S3-1A2	6.00%		11/25/2036	1,551,335
318,835	Series 2007-S3-1A12	6.00%		05/25/2037	146,411

	CHL Mortgage Pass-Through Trust,
86,754	Series 2006-10-1A11	5.85%		05/25/2036	38,671
1,964,723	Series 2006-13-1A17 (-1 x Secured Overnight Financing Rate 1 Month + 5.54%, 5.65% Cap)	0.22%	(e)(f)	09/25/2036	108,342
1,964,723	Series 2006-13-1A3 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.25% Cap)	6.03%		09/25/2036	602,349
501,520	Series 2006-17-A6	6.00%		12/25/2036	198,521
1,215,164	Series 2006-19-1A7	6.00%		01/25/2037	596,741
1,585,369	Series 2006-9-A2	6.00%		05/25/2036	710,896
5,798,993	Series 2007-15-1A29	6.25%		09/25/2037	3,553,597
5,180,234	Series 2007-21-1A1	6.25%		02/25/2038	2,552,171
447,414	Series 2007-4-1A10	6.00%		05/25/2037	189,777
312,888	Series 2007-8-1A5	5.44%		01/25/2038	132,525
3,061,183	Series 2007-HYB1-2A1	3.76%	(b)	03/25/2037	2,617,918

	CIM Trust,
10,193,804	Series 2023-R2-A1	5.50%	(a)(b)	08/25/2064	9,972,268
11,500,228	Series 2023-R4-A1	5.00%	(a)(b)	05/25/2062	11,142,286

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	5

Schedule of Investments DoubleLine Selective Credit Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Citigroup Mortgage Loan Trust, Inc.,
495,873	Series 2005-9-21A2	5.50%		11/25/2035	478,693
540,249	Series 2007-AR8-1A1A	3.69%	(b)	08/25/2047	471,444
1,025,005	Series 2011-12-1A2	3.96%	(a)(b)	04/25/2036	604,946
1,960,754	Series 2021-JL1-A	2.75%	(a)(b)	02/27/2062	1,823,140

	Citigroup Mortgage Loan Trust,
3,741,600	Series 2009-10-2A2	7.00%	(a)(b)	12/25/2035	2,457,664
8,521,924	Series 2019-A-PT1	3.92%	(a)	10/25/2058	6,815,247
8,280,824	Series 2020-RP1-A1	1.50%	(a)(b)	08/25/2064	7,158,398
1,040,000	Series 2020-RP1-M1	2.00%	(a)(b)	08/25/2064	756,971
874,000	Series 2020-RP1-M2	2.50%	(a)(b)	08/25/2064	636,215
738,000	Series 2020-RP1-M3	2.75%	(a)(b)	08/25/2064	514,907
1,938,084	Series 2020-RP1-PT5	7.06%	(a)(b)	08/25/2064	1,341,903

	CitiMortgage Alternative Loan Trust,
889,422	Series 2006-A1-1A6	6.00%		04/25/2036	791,448
3,571,733	Series 2006-A2-A5 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		05/25/2036	2,874,212
3,933,335	Series 2006-A2-A6 (-1 x Secured Overnight Financing Rate 1 Month + 5.29%, 5.40% Cap)	0.00%	(e)(f)	05/25/2036	87,855
6,106,693	Series 2007-A5-1A3 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 6.10% Cap)	5.93%		05/25/2037	4,875,469
6,106,693	Series 2007-A5-1A4 (-1 x Secured Overnight Financing Rate 1 Month + 5.49%, 5.60% Cap)	0.17%	(e)(f)	05/25/2037	190,034
1,809,376	Series 2007-A6-1A4	6.00%		06/25/2037	1,544,677
1,233,063	Series 2007-A6-1A5	6.00%		06/25/2037	1,052,692
1,721,410	Series 2007-A8-A1	6.00%		10/25/2037	1,479,775

	COLT Mortgage Loan Trust,
5,434,528	Series 2023-1-A1	6.05%	(a)(d)	04/25/2068	5,398,451

	Countrywide Alternative Loan Trust,
1,642,726	Series 2004-27CB-A6	5.50%		12/25/2034	1,414,008
798,512	Series 2005-28CB-2A7	5.75%		08/25/2035	526,338
1,966,621	Series 2005-4-1A3	5.75%		04/25/2035	1,357,173
1,057,010	Series 2005-46CB-A20	5.50%		10/25/2035	734,655
3,313,708	Series 2005-55CB-2A1	5.50%		11/25/2035	1,950,174
2,114,185	Series 2005-65CB-1A11	6.00%		01/25/2036	1,469,637
160,939	Series 2005-73CB-1A3	6.25%		01/25/2036	149,283
2,624,003	Series 2005-79CB-A1 (Secured Overnight Financing Rate 1 Month + 0.66%, 0.55% Floor, 5.50% Cap)	5.50%		01/25/2036	1,361,219
2,624,003	Series 2005-79CB-A2 (-1 x Secured Overnight Financing Rate 1 Month + 4.84%, 4.95% Cap)	0.00%	(e)(f)	01/25/2036	62,810
6,429,411	Series 2005-80CB-4A1	6.00%		02/25/2036	3,159,629
1,119,930	Series 2006-14CB-A8	6.00%		06/25/2036	598,989
10,626,943	Series 2006-31CB-A4	6.00%		11/25/2036	6,165,417
2,443,771	Series 2006-41CB-2A12	6.00%		01/25/2037	1,235,669
932,868	Series 2006-41CB-2A15	5.75%		01/25/2037	454,952
2,957,850	Series 2006-46-A6	6.00%		02/25/2047	1,440,888
1,609,646	Series 2006-7CB-2A1	6.50%		05/25/2036	769,770
948,352	Series 2006-8T1-1A4	6.00%		04/25/2036	443,448
971,248	Series 2006-J4-2A13	6.00%		07/25/2036	575,556
2,674,621	Series 2006-J4-2A8	6.00%		07/25/2036	1,584,966
924,093	Series 2006-J6-A5	6.00%		09/25/2036	464,530
763,878	Series 2007-13-A4	6.00%		06/25/2047	394,089
11,556,846	Series 2007-16CB-3A1	6.75%		08/25/2037	2,751,048
4,306,556	Series 2007-2CB-2A9	5.75%		03/25/2037	2,238,869
3,389,599	Series 2007-4CB-1A9	5.75%		04/25/2037	2,761,991
4,017,071	Series 2007-OA8-1A1 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor)	5.79%		06/25/2047	3,296,180

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Countrywide Asset Backed Certificates,
8,974,463	Series 2006-25-M1 (Secured Overnight Financing Rate 1 Month + 0.36%, 0.25% Floor)	5.68%		06/25/2047	6,881,454

	Countrywide Asset-Backed Certificates Trust,
8,540,087	Series 2005-17-1AF4	6.55%	(d)	05/25/2036	6,441,559

	Credit Suisse First Boston Mortgage Securities Corporation,
1,003,186	Series 2005-12-5A1	5.25%		01/25/2036	846,096
800,840	Series 2005-9-3A2	6.00%		10/25/2035	246,101

	Credit Suisse Mortgage-Backed Trust,
3,800,000	Series 2020-AFC1-M1	2.84%	(a)(b)	02/25/2050	2,742,557
3,227,908	Series 2022-JR1-A1	4.27%	(a)(d)	10/25/2066	3,138,028

	CSMC Mortgage-Backed Trust,
717,356	Series 2006-6-1A10	6.00%		07/25/2036	346,429
3,453,664	Series 2006-7-10A1	6.75%		08/25/2036	1,786,534
357,902	Series 2008-2R-1A1	6.00%	(a)(c)	07/25/2037	274,721

	CSMC Trust,
2,269,076	Series 2009-9R-10A2	5.50%	(a)	12/26/2035	1,287,656
12,034,534	Series 2020-RPL1-PT1	3.34%	(a)(b)	10/25/2069	9,475,229
1,376,142	Series 2021-JR1-A1	2.47%	(a)(b)	09/27/2066	1,335,467
1,912,152	Series 2021-JR2-A1	2.22%	(a)(b)	11/25/2061	1,834,956

	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust,
938,614	Series 2005-6-2A1	5.50%		12/25/2035	754,634

	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust,
194,620	Series 2006-AB4-A1A	6.01%	(b)	10/25/2036	152,856

	Deutsche Mortgage Securities, Inc.,
555,908	Series 2009-RS2-1A2	6.13%	(a)(b)	09/26/2036	508,518

	Ellington Financial Mortgage Trust,
4,735,000	Series 2019-2-B1	4.07%	(a)(b)	11/25/2059	3,471,820

	Federal Home Loan Mortgage Corporation STACR REMICS,
6,000,000	Series 2023-DNA2-M1B (Secured Overnight Financing Rate 30 Day Average + 3.25%)	8.56%	(a)	04/25/2043	6,204,730
10,000,000	Series 2023-HQA2-M1B (Secured Overnight Financing Rate 30 Day Average + 3.35%)	8.66%	(a)	06/25/2043	10,255,033

	First Horizon Alternative Mortgage Securities Trust,
529,649	Series 2005-FA8-1A3	5.50%		11/25/2035	262,675
1,749,840	Series 2007-FA3-A8	6.00%		06/25/2037	621,739
1,867,365	Series 2007-FA4-1A4	6.25%		08/25/2037	780,797

	First Horizon Mortgage Pass-Through Trust,
126,862	Series 2006-1-1A2	6.00%		05/25/2036	57,797

	FirstKey Homes Trust,
3,000,000	Series 2020-SFR1-F1	3.64%	(a)	08/17/2037	2,785,397
9,500,000	Series 2020-SFR2-D	1.97%	(a)	10/19/2037	8,634,792
9,500,000	Series 2020-SFR2-E	2.67%	(a)	10/19/2037	8,656,547

	FMC GMSR Issuer Trust,
10,000,000	Series 2021-GT1-A	3.62%	(a)(b)	07/25/2026	8,223,708

	Fremont Home Loan Trust,
9,942,399	Series 2006-D-2A4 (Secured Overnight Financing Rate 1 Month + 0.33%, 0.22% Floor)	5.65%		11/25/2036	3,463,556

	GreenPoint Mortgage Funding Trust,
4,280,937	Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%, 1.40% Floor)	6.03%		10/25/2045	3,251,207

	GSAMP Trust,
7,833,578	Series 2007-NC1-A1 (Secured Overnight Financing Rate 1 Month + 0.24%, 0.13% Floor)	5.56%		12/25/2046	4,151,764

	GSR Mortgage Loan Trust,
278,380	Series 2006-2F-3A4	6.00%		02/25/2036	126,317
1,598,925	Series 2006-9F-5A2 (-1 x Secured Overnight Financing Rate 1 Month + 6.44%, 6.55% Cap)	1.12%	(e)(f)	10/25/2036	166,255

6	DoubleLine Selective Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	GSR Mortgage Loan Trust, (Cont.)
1,598,925	Series 2006-9F-5A3 (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 7.00% Cap)	5.88%		10/25/2036	599,262
754,803	Series 2007-1F-3A14	5.75%		01/25/2037	438,453
1,636,536	Series 2007-2F-3A3	6.00%		03/25/2037	881,222

	Harborview Mortgage Loan Trust,
3,945,031	Series 2006-BU1-1A1A (Secured Overnight Financing Rate 1 Month + 0.53%, 0.42% Floor, 10.50% Cap)	5.86%		02/19/2046	3,352,328
5,050,170	Series 2007-7-1A1 (Secured Overnight Financing Rate 1 Month + 2.11%, 10.50% Cap)	6.43%		10/25/2037	3,720,850

	Home Partners of America Trust,
3,683,907	Series 2019-2-C	3.02%	(a)	10/19/2039	3,224,142
3,920,031	Series 2019-2-D	3.12%	(a)	10/19/2039	3,391,996
7,378,881	Series 2019-2-E	3.32%	(a)	10/19/2039	6,202,359

	HSI Asset Loan Obligation Trust,
2,033,624	Series 2007-1-3A6	6.00%		06/25/2037	929,117

	IndyMac IMSC Mortgage Loan Trust,
3,618,795	Series 2007-AR1-3A1	4.31%	(b)	06/25/2037	3,102,784

	JP Morgan Alternative Loan Trust,
1,631,885	Series 2006-S4-A4	6.46%	(d)	12/25/2036	1,550,115
2,319,440	Series 2008-R2-A1	6.00%	(a)(b)	11/25/2036	1,316,598

	JP Morgan Mortgage Trust,
351,535	Series 2005-S3-1A1	6.50%		01/25/2036	184,006
1,201,652	Series 2006-A5-3A2	4.52%	(b)	08/25/2036	968,341
1,894,132	Series 2007-S1-2A8	5.75%		03/25/2037	784,141

	Lavender Trust,
914,888	Series 2010-R11A-A4	4.09%	(a)(b)	10/26/2036	379,615

	Legacy Mortgage Asset Trust,
11,994,515	Series 2019-GS7-A2	7.50%	(a)(d)(g)	11/25/2059	10,066,369
11,456,434	Series 2019-RPL3-PT1	0.00%	(a)	06/25/2058	9,571,062
5,000,000	Series 2020-SL1-M	3.25%	(a)(b)	01/25/2060	4,766,387

	Lehman Mortgage Trust,
1,551,451	Series 2006-17-1A4A (Secured Overnight Financing Rate 1 Month + 0.45%, 0.34% Floor)	5.77%		08/25/2046	1,345,828
766,602	Series 2007-1-1A2	5.75%		02/25/2037	725,809
1,338,658	Series 2007-1-2A2 (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor)	5.63%	(a)	06/25/2037	848,855
5,221,076	Series 2007-1-2A3 (Secured Overnight Financing Rate 1 Month + 0.34%, 0.23% Floor)	5.66%	(a)	06/25/2037	3,310,719

	LHOME Mortgage Trust,
3,000,000	Series 2021-RTL1-A2	3.86%	(a)(b)	02/25/2026	2,817,695

	Long Beach Mortgage Loan Trust,
6,718,212	Series 2006-2-2A4 (Secured Overnight Financing Rate 1 Month + 0.69%, 0.58% Floor)	6.01%		03/25/2046	2,422,305

	MASTR Adjustable Rate Mortgages Trust,
4,523,151	Series 2005-6-3A2	3.54%	(b)	07/25/2035	1,663,318

	MASTR Alternative Loans Trust,
935,955	Series 2004-10-5A5	5.75%		09/25/2034	862,961

	MASTR Asset Backed Securities Trust,
15,799,184	Series 2006-WMC3-A1 (Secured Overnight Financing Rate 1 Month + 0.38%, 0.27% Floor)	5.70%		08/25/2036	6,230,560

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Merrill Lynch Alternative Note Asset Trust,
1,352,194	Series 2007-F1-2A6	6.00%		03/25/2037	502,013

	Merrill Lynch Mortgage Investors Trust,
1,020,326	Series 2006-AF1-AF3B	6.25%		08/25/2036	428,567

	MFA Trust,
4,600,000	Series 2021-NQM2-M1	2.37%	(a)(b)	11/25/2064	2,823,693
6,000,000	Series 2023-NQM3-A1	6.62%	(a)(d)	07/25/2068	5,987,138

	Morgan Stanley Mortgage Loan Trust,
3,607,461	Series 2005-10-4A1	5.50%		12/25/2035	2,134,092
671,932	Series 2007-12-3A4	6.25%		08/25/2037	250,888

	New Residential Mortgage Loan Trust,
2,300,000	Series 2019-NQM4-B1	3.74%	(a)(b)	09/25/2059	1,792,428

	NMLT Trust,
4,500,000	Series 2021-INV2-B1	3.32%	(a)(b)	08/25/2056	2,666,384

	Nomura Asset Acceptance Corporation,
3,150,572	Series 2006-AP1-A2	5.52%	(b)	01/25/2036	970,409
767,311	Series 2007-1-1A1A	6.00%	(d)	03/25/2047	659,422

	OBX Trust,
4,623,296	Series 2023-NQM3-A1	5.95%	(a)(d)	02/25/2063	4,576,725
1,952,326	Series 2023-NQM6-A1	6.52%	(a)(d)	07/25/2063	1,955,393

	Opteum Mortgage Acceptance Corporation Trust,
6,655,602	Series 2006-2-A1C (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor)	5.97%		07/25/2036	2,509,574

	PMT Credit Risk Transfer Trust,
2,338,054	Series 2019-3R-A (Secured Overnight Financing Rate 30 Day Average + 3.81%, 2.70% Floor)	9.13%	(a)	10/27/2024	2,328,583
1,681,747	Series 2021-1R-A (Secured Overnight Financing Rate 1 Month + 3.01%, 2.90% Floor)	8.33%	(a)	02/27/2024	1,675,077
10,000,000	Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	8.43%	(a)(l)	03/25/2026	9,764,486

	PR Mortgage Loan Trust,
349,324	Series 2014-1-APT	5.85%	(a)(b)	10/25/2049	312,195

	Pretium Mortgage Credit Partners LLC,
2,438,947	Series 2021-RN2-A1	1.74%	(a)(d)	07/25/2051	2,273,921
3,637,479	Series 2021-RN3-A1	1.84%	(a)(d)	09/25/2051	3,307,727

	PRPM LLC,
1,987,992	Series 2020-4-A1	2.95%	(a)(d)	10/25/2025	1,948,742
3,366,808	Series 2021-2-A1	2.12%	(a)(b)	03/25/2026	3,241,692
9,800,000	Series 2021-2-A2	3.77%	(a)(b)	03/25/2026	8,847,078
3,893,579	Series 2021-6-A1	1.79%	(a)(d)	07/25/2026	3,662,523
5,987,000	Series 2021-6-A2	3.47%	(a)(d)	07/25/2026	4,914,789
2,767,811	Series 2021-7-A1	1.87%	(a)(d)	08/25/2026	2,554,617

	RBSGC Mortgage Loan Trust,
473,157	Series 2007-A-2A4	6.25%		01/25/2037	424,897

	Renaissance Home Equity Loan Trust,
15,336,140	Series 2006-2-AF2	5.76%	(d)	08/25/2036	6,062,218
9,024,934	Series 2006-3-AF4	5.81%	(d)	11/25/2036	3,390,711

	Residential Accredit Loans, Inc.,
1,173,039	Series 2005-QS12-A3	5.50%		08/25/2035	973,312
909,418	Series 2005-QS13-1A6	5.50%		09/25/2035	726,276
359,133	Series 2006-QS12-1A1	6.50%		09/25/2036	161,306
1,684,864	Series 2006-QS12-2A12 (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor, 7.50% Cap)	5.63%		09/25/2036	1,146,278
1,684,864	Series 2006-QS12-2A13	1.68%	(f)(h)	09/25/2036	143,994
1,892,421	Series 2006-QS18-1A4	6.25%		12/25/2036	1,621,884
2,028,271	Series 2006-QS3-1A14	6.00%		03/25/2036	1,672,405
642,920	Series 2006-QS7-A2	6.00%		06/25/2036	486,386
602,999	Series 2007-QS11-A1	7.00%		10/25/2037	454,179

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	7

Schedule of Investments DoubleLine Selective Credit Fund (Cont.)

PRINCIPAL AMOUNT $	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Residential Accredit Loans, Inc., (Cont.)
4,564,594	Series 2007-QS1-1A2 (-1 x Secured Overnight Financing Rate 1 Month + 5.34%, 5.45% Cap)	0.02%	(e)(f)	01/25/2037	141,962
4,564,594	Series 2007-QS1-1A5 (Secured Overnight Financing Rate 1 Month + 0.66%, 0.55% Floor, 6.00% Cap)	5.98%		01/25/2037	3,184,399
340,528	Series 2007-QS5-A1	5.50%		03/25/2037	254,021

	Residential Asset Securitization Trust,
4,139,547	Series 2006-A12-A1	6.25%		11/25/2036	1,493,593
933,628	Series 2006-A8-1A1	6.00%		08/25/2036	569,639

	Securitized Asset Backed Receivables LLC Trust,
9,107,207	Series 2006-NC1-A3 (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor)	5.97%		03/25/2036	7,886,094

	Sequoia Mortgage Trust,
174,322	Series 2013-9-AP	0.00%	(a)(i)	07/25/2043	118,925

	Starwood Mortgage Residential Trust,
1,284,907	Series 2020-3-A1	1.49%	(a)(b)	04/25/2065	1,190,274

	Structured Adjustable Rate Mortgage Loan Trust,
2,372,743	Series 2005-17-5A1	5.56%	(b)	08/25/2035	1,401,495
1,079,395	Series 2005-22-4A1	4.38%	(b)	12/25/2035	958,562
794,924	Series 2008-1-A2	4.21%	(b)	10/25/2037	616,304

	Structured Asset Mortgage Investments Trust,
2,581,457	Series 2006-AR6-1A1 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor, 10.50% Cap)	5.79%		07/25/2046	2,104,025
2,677,512	Series 2006-AR6-1A3 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor, 10.50% Cap)	5.81%		07/25/2046	1,998,127
4,293,407	Series 2006-AR7-A1A (Secured Overnight Financing Rate 1 Month + 0.53%, 0.42% Floor, 10.50% Cap)	5.85%		08/25/2036	3,435,320
3,671,718	Series 2007-AR3-2A1 (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor, 10.50% Cap)	5.62%		09/25/2047	3,255,848

	Structured Asset Securities Corporation,
4,500,000	Series 2007-BC4-M1 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.93%		11/25/2037	3,245,818
13,208,660	Series 2007-RF1-1A (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.62%	(a)	03/25/2037	10,578,381

	TVC Mortgage Trust,
974,889	Series 2020-RTL1-A2	4.97%	(a)(d)	09/25/2024	973,580

	VCAT LLC,
3,213,452	Series 2021-NPL5-A1	1.87%	(a)(d)	08/25/2051	3,042,018
3,385,130	Series 2021-NPL6-A1	1.92%	(a)(d)	09/25/2051	3,128,858

	Velocity Commercial Capital Loan Trust,
894,308	Series 2019-1-M6	6.79%	(a)(b)	03/25/2049	603,502
380,841	Series 2019-2-M5	4.93%	(a)(b)	07/25/2049	319,739
1,588,573	Series 2019-2-M6	6.30%	(a)(b)	07/25/2049	1,232,993
1,018,218	Series 2020-1-M6	5.69%	(a)(b)	02/25/2050	782,004
1,569,435	Series 2021-1-M3	2.57%	(a)(b)	05/25/2051	1,160,534
3,774,647	Series 2021-1-M4	2.85%	(a)(b)	05/25/2051	2,681,337
3,782,366	Series 2021-2-M4	3.08%	(a)(b)	08/25/2051	2,654,872

PRINCIPAL AMOUNT $/ SHARES	SECURITY DESCRIPTION	RATE		MATURITY	VALUE $

	Verus Securitization Trust,
2,200,000	Series 2020-1-B1	3.62%	(a)(b)	01/25/2060	1,495,028
3,442,823	Series 2020-4-A1	1.50%	(a)(d)	05/25/2065	3,142,611
6,685,000	Series 2021-6-B1	4.05%	(a)(b)	10/25/2066	4,207,198
2,073,000	Series 2021-R2-B1	3.25%	(a)(b)	02/25/2064	1,378,759
3,100,000	Series 2023-6-A1	6.67%	(a)(d)	09/25/2068	3,097,415
1,952,182	Series 2023-INV2-A1	6.44%	(a)(d)	08/25/2068	1,948,674

	VOLT LLC,
3,281,155	Series 2021-NPL6-A1	2.24%	(a)(d)	04/25/2051	3,071,355

	Washington Mutual Mortgage Pass-Through Certificates Trust,
918,631	Series 2005-10-2A8	6.00%		11/25/2035	795,003
2,543,526	Series 2006-5-2CB6	6.00%		07/25/2036	1,713,560
5,866,967	Series 2006-AR11-1A (12 Month US Treasury Average + 0.96%, 0.96% Floor)	5.59%		09/25/2046	4,600,860
9,103,177	Series 2006-AR18-1A1	3.17%	(b)	01/25/2037	7,654,011
1,800,370	Series 2007-2-1A6	6.00%		04/25/2037	1,385,633
98,889	Series 2007-4-1A1	5.50%		06/25/2037	90,141
6,910,072	Series 2007-HY7-3A1	4.11%	(b)	07/25/2037	6,244,562

	Wells Fargo Alternative Loan Trust,
504,270	Series 2007-PA3-1A4	5.75%		07/25/2037	412,378

	Wells Fargo Mortgage Backed Securities Trust,
378,586	Series 2006-AR4-2A1	4.77%	(b)	04/25/2036	353,154
2,180,726	Series 2007-7-A1	6.00%		06/25/2037	1,892,698

	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $706,590,250)				568,695,305

SHORT TERM INVESTMENTS 1.7%
3,359,262	First American Government Obligations Fund - Class U	5.28%	(j)		3,359,262
3,359,261	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.27%	(j)		3,359,261
3,359,261	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27%	(j)		3,359,261

	Total Short Term Investments (Cost $10,077,784)				10,077,784

	Total Investments 100.2% (Cost $721,619,870)				582,830,907
	Liabilities in Excess of Other Assets (0.2)%				(1,293,310)

	NET ASSETS 100.0%				$581,537,597

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	97.8%
Short Term Investments	1.7%
Non-Agency Commercial Mortgage Backed Obligations	0.4%
Collateralized Loan Obligations	0.3%
Asset Backed Obligations	0.0%	(k)
Other Assets and Liabilities	(0.2)%

	100.0%

8	DoubleLine Selective Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2023

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Value determined using significant unobservable inputs.

(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(e)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(f)	Interest only security

(g)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(h)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(i)	Principal only security

(j)	Seven-day yield as of period end

(k)	Represents less than 0.05% of net assets

(l)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	9

Statement of Assets and Liabilities	(Unaudited) September 30, 2023

ASSETS
Investments in Securities, at Value*	$572,753,123
Short Term Investments, at Value*	10,077,784
Interest Receivable	2,295,829
Prepaid Expenses and Other Assets	9,546
Total Assets	585,136,282

LIABILITIES
Distribution Payable	3,365,003
Administration, Fund Accounting and Custodian Fees Payable	98,515
Professional Fees Payable	70,393
Shareholder Reporting Expenses Payable	26,664
Trustees Fees Payable (See Note 6)	20,017
Transfer Agent Expenses Payable	13,638
Accrued Expenses	4,455
Total Liabilities	3,598,685
Net Assets	$581,537,597

NET ASSETS CONSIST OF:
Paid-in Capital	$813,366,059
Total Distributable Earnings (Loss)	(231,828,462)
Net Assets	$581,537,597

*Identified Cost:
Investments in Securities	$711,542,086
Short Term Investments	10,077,784

Class I (unlimited shares authorized):
Shares Outstanding	81,220,261
Net Asset Value, Offering and Redemption Price per Share	$7.16

10	DoubleLine Selective Credit Fund	The accompanying notes are an integral part of these financial statements.

Statement of Operations	(Unaudited) For the Period Ended September 30, 2023

INVESTMENT INCOME
Income:
Interest	$17,319,376
Total Investment Income	17,319,376

Expenses:
Investment Advisory Fees	1,659,659
Administration, Fund Accounting and Custodian Fees	74,565
Professional Fees	71,133
Shareholder Reporting Expenses	9,556
Trustees Fees	8,282
Insurance Expenses	4,800
Miscellaneous Expenses	2,030
Transfer Agent Expenses	736
Total Expenses	1,830,761
Less: Investment Advisory Fees (Waived)	(1,659,659)
Net Expenses	171,102

Net Investment Income (Loss)	17,148,274

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain (Loss) on Investments	159,204
Net Change in Unrealized Appreciation (Depreciation) on Investments	(9,430,831)
Net Realized and Unrealized Gain (Loss) on Investments	(9,271,627)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,876,647

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	11

Statements of Changes in Net Assets

	Period Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

OPERATIONS
Net Investment Income (Loss)	$17,148,274	$37,800,050
Net Realized Gain (Loss) on Investments	159,204	(11,514,239)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(9,430,831)	(57,286,082)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,876,647	(31,000,271)

DISTRIBUTIONS TO SHAREHOLDERS
From Earnings	(20,593,117)	(46,299,785)

Total Distributions to Shareholders	(20,593,117)	(46,299,785)

NET SHARE TRANSACTIONS
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(4,300,000)	(251,051,027)

Total Increase (Decrease) in Net Assets	$(17,016,470)	$(328,351,083)

NET ASSETS
Beginning of Period	$598,554,067	$926,905,150
End of Period	$581,537,597	$598,554,067

12	DoubleLine Selective Credit Fund	The accompanying notes are an integral part of these financial statements.

Financial Highlights

			Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
For the Year or Period Ended		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)
9/30/2023	(d)	$7.31	$0.21	$(0.11)	$0.10	$(0.25)	$—	$(0.25)	$7.16	1.37%	$581,538	0.61%	0.06%	0.06%	5.68%
3/31/2023		$8.13	0.41	(0.72)	(0.31)	(0.51)	—	(0.51)	$7.31	(3.76)%	$598,554	0.60%	0.05%	0.05%	5.36%
3/31/2022		$8.48	0.33	(0.29)	0.04	(0.39)	—	(0.39)	$8.13	0.47%	$926,905	0.60%	0.05%	0.05%	3.92%
3/31/2021		$7.70	0.34	0.82	1.16	(0.38)	—	(0.38)	$8.48	15.25%	$971,339	0.60%	0.05%	0.05%	4.05%
3/31/2020		$8.77	0.42	(1.00)	(0.58)	(0.49)	—	(0.49)	$7.70	(7.11)%	$978,416	0.59%	0.04%	0.04%	4.79%
3/31/2019		$9.05	0.47	(0.13)	0.34	(0.62)	—	(0.62)	$8.77	3.85%	$817,374	0.61%	0.06%	0.06%	5.26%

										For the Year or Period Ended
										9/30/2023(d)	3/31/2023	3/31/2022	3/31/2021	3/31/2020	3/31/2019
Portfolio Turnover Rate(b)										6%	11%	28%	31%	34%	25%

(a) Calculated based on average shares outstanding during the period.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Unaudited.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	September 30, 2023	13

Notes to Financial Statements	(Unaudited) September 30, 2023

1.  Organization

The Fund is a separate investment series of DoubleLine Funds Trust (the “Trust”). The Fund commenced operations on August 4, 2014 and was originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Under the Investment Company Act of 1940, as amended (the “1940 Act”), a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. Shares of the Fund may currently be purchased in transactions by the Fund’s investment adviser, DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the 1940 Act, and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act of 1933, as amended. The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or DoubleLine Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts. The Fund’s investment objective is to seek long- term total return.

The fiscal year end for the Fund is March 31, 2024 and the period covered by these Financial Statements is for the six months ended September 30, 2023 (the “period end”).

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services— Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

14	DoubleLine Selective Credit Fund

(Unaudited) September 30, 2023

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of September 30, 2023:

Category

Investments in Securities

Level 1

Short Term Investments	$10,077,784

Total Level 1	10,077,784

Level 2

Non-Agency Residential Collateralized Mortgage Obligations	568,420,584

Non-Agency Commercial Mortgage Backed Obligations	1,982,429

Collateralized Loan Obligations	1,679,499

Asset Backed Obligations	252,654

Total Level 2	572,335,166

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	274,721

Non-Agency Commercial Mortgage Backed Obligations	143,236

Total Level 3	417,957

Total	$582,830,907

See the Schedule of Investments for further disaggregation of investment categories.

B. Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.

The Fund may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.

The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code because 50% of the value of the Fund’s shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. For this purpose, the term “individual” includes pension trusts, private foundations and certain other tax-exempt trusts. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years 2020-2022 (Federal) and 2019-2022 (CA/DE) for the Fund, are those that are open for exam by taxing authorities. As of September 30, 2023, the Fund has no examination in progress.

Management has analyzed the Fund’s tax position, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year ended March 31, 2023. The Fund identifies its major tax jurisdiction as U.S. Federal, the State of Delaware and the State of Florida. The Fund is not aware of any tax position for which it is

Semi-Annual Report	|	September 30, 2023	15

Notes to Financial Statements (Cont.)

reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances.

C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinate notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond’s cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

D. Dividends and Distributions to Shareholders. Dividends from net investment income will be declared and paid monthly. The Fund will distribute any net realized long or short-term capital gains at least annually. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss).

Undistributed (accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Distributions from investment companies will be classified as investment income or realized gains in the Statement of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.

E. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV is typically calculated on days when the New York Stock Exchange opens for regular trading.

G. Guarantees and Indemnifications. Under the Fund’s organizational documents, each Trustee and officer of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

3. Related and Other Party Transactions

The Adviser provides the Fund with investment management services under an Investment Management Agreement (the “Agreement”). Under the Agreement, the Adviser manages the investment of the assets of the Fund, places orders for the purchase and sale of its portfolio securities and is responsible for providing certain resources to assist with the day-to-day management of the Fund’s business affairs. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.55% of the average daily net assets of the Fund. The Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources to the Fund.

Pursuant to a letter agreement dated November 20, 2014, between the Adviser and the Trust, on behalf of the Fund (the “Letter Agreement”), the Adviser has agreed to waive the entire investment advisory fee it is entitled to receive pursuant to the Advisory Agreement effective as of December 1, 2014. Such waiver shall continue until terminated (1) by the Adviser upon 60 days’ notice to the Board or (2) immediately upon the approval of a majority vote of the Trustees of the Trust who are not “interested persons”

16	DoubleLine Selective Credit Fund

(Unaudited) September 30, 2023

of the Trust, as defined under the 1940 Act. The Adviser may not seek reimbursement from the Fund with respect to any advisory fees waived to comply with the terms of the Letter Agreement. Under the Letter Agreement, for the period ended September 30, 2023, the Adviser fully waived the total investment advisory fee of $1,659,659.

In addition, pursuant to an Expense Limitation Agreement between the Trust, on behalf of the Fund, and the Adviser (the “Expense Limitation Agreement”), the Adviser has agreed to waive its investment advisory fee and to reimburse other ordinary operating expenses of the Fund to the extent necessary to limit the ordinary operating expenses to an amount not to exceed 0.64% for Class I shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. The expense limitations described above are expected to apply until at least August 1, 2024. However, these expense limitations may be terminated by the Fund’s Board at any time.

Other than described above, to the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses pursuant to the Expense Limitation Agreement, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any recoupment. Any such recoupment would be subject to review by the Board and to the Fund’s expense limitations in place when the expenses were reimbursed or the fees were waived.

As of September 30, 2023, there is no amount remaining that is eligible for reimbursement or recoupment.

4.  Purchases and Sales of Securities

For period ended September 30, 2023, purchases and sales of investments, excluding short term investments, were $69,272,875 and $32,056,502, respectively. There were no transactions in U.S. Government securities (defined as long-term U.S. Treasury bills, bonds and notes) during the period.

5.  Share Transactions

Transactions in the Fund’s shares were as follows:

	Period Ended September 30, 2023		Year Ended March 31, 2023

	Shares	Amount	Shares	Amount

Shares Sold	2,896,726	$21,100,000	10,977,710	$83,200,000

Shares Redeemed	(3,510,616)	(25,400,000)	(43,129,715)	(334,251,027)

Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(613,890)	$(4,300,000)	(32,152,005)	$(251,051,027)

6.  Trustees Fees

Trustees who are not affiliated with the Adviser and its affiliates received, as a group, fees of $8,282 from the Fund for the period ended September 30, 2023. These trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other funds managed by the Adviser and its affiliates. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Trustees Fees in the Statement of Operations are shown as $8,282 which includes $4,092 in current fees (either paid in cash or deferred) and an increase of $4,190 in the value of the deferred amounts. Certain trustees and officers of the Fund are also officers of the Adviser; such trustees and officers are not compensated by the Fund.

7.  Credit Facility

U.S. Bank, N.A. (the “Bank”) has made available to the Trust (the “DoubleLine Funds”) an uncommitted, $725,000,000 credit facility for short term liquidity in connection with shareholder redemptions. Under the terms of the credit facility, borrowings for each DoubleLine Fund are limited to one-third of the total assets (including the amount borrowed) of such DoubleLine Fund. Fifty percent of the credit facility is available to all of the DoubleLine Funds on a first come, first served basis. The remaining 50% of the credit facility is allocated among the DoubleLine Funds in accordance with procedures adopted by the Board. Borrowings under this credit facility bear interest at the greater of 0.00% or the Bank’s prime rate less 1.00%.

Semi-Annual Report	|	September 30, 2023	17

Notes to Financial Statements (Cont.)

For the period ended September 30, 2023, the Fund did not draw on its available credit facility.

8.  Significant Shareholder Holdings

As of September 30, 2023, the Fund had 16 shareholders of record; three of the Fund’s shareholders, two of which were under common control with each other, collectively owned 37% of the total outstanding shares of the Fund. Each shareholder is an institutional separate account over which the Adviser has investment discretion. See the description of “large shareholder risk” in the following Principal Risks Note.

9.  Principal Risks

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, yield and total return. You should read the Fund’s private placement memorandum carefully for a description of the principal risks associated with investing in the Fund.

•

active management risk:  the risk that the Fund will fail to meet its investment objective and that the Fund’s investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.

•

asset-backed securities investment risk:  the risk that borrowers may default on the obligations that underlie the asset- backed security and that, during periods of falling interest rates, asset backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

•	cash position risk: the risk that to the extent that the Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.

•

collateralized debt obligations risk:  the risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. Normally, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLO”) and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

•

counterparty risk:  the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund or held by special purpose or structured vehicles in which the Fund invests; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•	debt securities risks:

°

credit risk:  the risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (commonly known as “junk bonds”), including floating rate loans, tend to be particularly sensitive to these

18	DoubleLine Selective Credit Fund

(Unaudited) September 30, 2023

changes. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.

°

extension risk:  the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

°

interest rate risk:  the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

°

prepayment risk:  the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.

•

defaulted securities risk:  the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers.

•

derivatives risk:  the risk that an investment in derivatives will not perform as anticipated by the Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Recent changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

•

focused investment risk:  the risk that a fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is, relative to a fund that invests in a more diverse investment portfolio, more susceptible to any single economic, market, political, regulatory or other occurrence. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.

•	foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.

•

foreign investing risk:  the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and foreign taxes. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs, or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

•

fund level tax risk:  the risk that the Fund while considered a personal holding company for federal income tax purposes will incur a Fund-level income tax and an additional personal holding company tax of 20% on all the investment income and gains of the Fund not timely distributed to shareholders.

Semi-Annual Report	|	September 30, 2023	19

Notes to Financial Statements (Cont.)

•

high yield risk:  the risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as ‘junk bonds’, have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.

•

large shareholder risk:  the risk that certain account holders, including the Adviser or funds or accounts over which the Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

•

leveraging risk:  the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the value of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•

limited offering risk:  the risk that since the Fund is currently offered only to a limited number of investors, the Fund’s assets may grow at a slower rate than if the Fund engaged in a broader public offering. As a result, the Fund may incur operating expenses at a rate higher than mutual funds that are larger or more broadly offered. In addition, the Fund’s assets may not achieve a size sufficient to make the Fund economically viable. Any liquidation of the Fund may result in a sale of assets of the Fund at an unfavorable time or at prices below those at which the Fund has valued them.

•	liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment.

•

market risk:  the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse, political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of the Fund’s investments may become highly illiquid. Recently, there have been inflationary price movements. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. The U.S. Federal Reserve has been raising interest rates from historically low levels and may continue to raise interest rates. Any additional interest rate increases in the future could cause the value of the Fund’s holdings to decrease.

•

mortgage-backed securities risk:  the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. The Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and re-payment of principal to other classes of the issuer’s securities.

•

operational and information security risks:  an investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in investment losses to the Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

20	DoubleLine Selective Credit Fund

(Unaudited) September 30, 2023

•

portfolio turnover risk:  the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.

•

restricted securities risk:  the risk that the Fund may be prevented or limited by law or the terms of an agreement from selling a security (a “restricted security”). To the extent that the Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time and the Fund may be unable to dispose of the security promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.

•

securities or sector selection risk:  the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund allocates a higher percentage of its investment portfolio to a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors.

•

structured products and structured notes risk:  the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“reference measure”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. In addition to the general risks associated with fixed income securities discussed herein, structured products carry additional risks including, but not limited to: (i) the possibility that distributions from underlying investments will not be adequate to make interest or other payments; (ii) the quality of the underlying investments may decline in value or default; (iii) the possibility that the security may be subordinate to other classes of the issuer’s securities; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) because the structured products are generally privately offered and sold, they may be thinly traded or have a limited trading market, which may increase the Fund’s illiquidity and reduce the Fund’s income and the value of the investment, and the Fund may be unable to find qualified buyers for these securities.

•

valuation risk:  the risk that the Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. The valuation of the Fund’s investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.

10.  Recently Issued Accounting Pronouncements and Other Regulatory Matters

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848 (“ASU 2022-06). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain

Semi-Annual Report	|	September 30, 2023	21

Notes to Financial Statements (Cont.)

more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

11.  Subsequent Events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

22	DoubleLine Selective Credit Fund

Shareholder Expenses	(Unaudited) September 30, 2023

Example

As a shareholder of the Fund, you incur two basic types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2023 through September 30, 2023. Expenses Paid During Period are equal to the net annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Actual Expenses

The actual return columns in the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition to the expenses shown below in the table, as a shareholder you will be assessed fees for returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The transfer agent charges a transaction fee of $25.00 on returned checks and stop payment orders. If you paid a transaction fee, you would add the fee amount to the expenses paid on your account this period to obtain your total expenses paid.

Hypothetical Example for Comparison Purposes

The hypothetical return columns in the following table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the transaction fees discussed above. Therefore, those columns are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Actual		Hypothetical (5% return before expenses)

		Fund’s Annualized Expense Ratio(b)	Beginning Account Value	Ending Account Value at September 30, 2023	Expenses Paid During Period(a)(b)	Ending Account Value at September 30, 2023	Expenses Paid During Period(a)(b)

DoubleLine Selective Credit Fund	Class I	0.06%	$1,000	$1,014	$0.30	$1,025	$0.30

(a) Expenses Paid During Period are equal to the net annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(b) Reflects fee waiver and expense limitation arrangements in effect during the period.

Semi-Annual Report	|	September 30, 2023	23

Information About Proxy Voting	(Unaudited) September 30, 2023

Information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling 877-DLine11 (877-354-6311) and on the SEC’s website at www.sec.gov.

A description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling 877-DLine11 (877-354-6311); and (ii) on the SEC’s website at www.sec.gov.

Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. When available, the Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov.

Householding—Important Notice Regarding Delivery of Shareholder Documents

In an effort to conserve resources, the Fund intends to reduce the number of duplicate Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call toll-free 877-DLine11 (877-354-6311) to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.

24	DoubleLine Selective Credit Fund

DoubleLine Privacy Policy Notice	(Unaudited) September 30, 2023

What Does DoubleLine Do With Your Personal Information?

This notice provides information about how DoubleLine (“we,” “our” and “us”) collects, discloses, and protects your personal information, and how you might choose to limit our ability to disclose certain information about you. Please read this notice carefully.

Why We Need Your Personal Information

All financial companies need to disclose customers’ personal information to run their everyday businesses, to appropriately tailor the services offered (where applicable), and to comply with our regulatory obligations. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’ non-public personal information to any third parties. DoubleLine uses its customers’ non-public personal information primarily to complete financial transactions that its customers request (where applicable), to make its customers aware of other financial products and services offered by a DoubleLine affiliated company, and to satisfy obligations we owe to regulatory bodies.

Information We May Collect

We may collect various types of personal data about you, including:

•

Your personal identification information, which may include your name and passport information, your IP address, politically exposed person (“PEP”) status, and such other information as may be necessary for us to provide our services to you and to complete our customer due diligence process and discharge anti-money laundering obligations;

•	Your contact information, which may include postal address and e-mail address and your home and mobile telephone numbers;
•	Your family relationships, which may include your marital status, the identity of your spouse and the number of children that you have;
•

Your professional and employment information, which may include your level of education and professional qualifications, your employment, employer’s name and details of directorships and other offices which you may hold; and

•

Financial information, risk tolerance, sources of wealth and your assets, which may include details of shareholdings and beneficial interests in financial instruments, your bank details and your credit history.

Where We Obtain Your Personal Information

•	Information we receive about you on applications or other forms;
•	Information you may give us orally;
•	Information about your transactions with us or others;
•	Information you submit to us in correspondence, including emails or other electronic communications; and
•	Information about any bank account you use for transfers between your bank account and any DoubleLine investment account, including information provided when effecting wire transfers.

Information Collected From Websites

Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Our websites may contain links that are maintained or controlled by third parties with privacy policies that may differ, in some cases significantly, from the privacy policies described in this notice. Please read the privacy policies of such third parties and understand that accessing their websites is at your own risk. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.

We also use web analytics services, which currently include but are not limited to Google Analytics and Adobe Analytics. Such web analytics services use cookies and similar technologies to evaluate visitor’s use of the domain, compile statistical reports on domain activity, and provide other services related to our websites. For more information about Google Analytics, or to opt out of Google Analytics, please go to https://tools.google.com/dlpage/gaoptout. For more information about Adobe Analytics, or to opt out of Adobe Analytics, please go to: http://www.adobe.com/privacy/opt-out.html.

Semi-Annual Report	|	September 30, 2023	25

DoubleLine Privacy Policy Notice (Cont.)

How And Why We May Disclose Your Information

DoubleLine does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:

•

It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide to you. For example, it might be necessary to do so in order to process transactions and maintain accounts.

•

DoubleLine will release any of the non-public information listed above about a customer if directed to do so by that customer or if DoubleLine is required or authorized by law to do so, such as for the purpose of compliance with regulatory requirements or in the case of a court order, legal investigation, or other properly executed governmental request.

•

In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may disclose information to an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545. If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. We do not share your information to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public personal information.

Notice Related To The California Consumer Privacy Act (CCPA) And To “Natural Persons” Residing In The State Of California

DoubleLine collects and uses information that identifies, describes, references, links or relates to, or is associated with, a particular consumer or device (“Personal Information”). Personal Information we collect from our customers and consumers is covered under the Gramm-Leach-Bliley Act (“GLBA”) and is therefore excluded from the scope of the California Consumer Privacy Act, as amended by the California Privacy Rights Act (together, “CCPA”).

However, for California residents who are not DoubleLine customers or consumers, as those terms are defined by GLBA, the personal information we collect about you is subject to the CCPA. As such, you have privacy rights with respect to your personal information. Please review the following applicable California privacy notice that is available at https://www.doubleline.com, or by contacting us at Privacy@DoubleLine.com or at 1 (800) 285-1545.

CA Privacy Notice for Website Visitors, Media Subscribers and Business Representatives

CA Privacy Notice for Employees

Notice To “Natural Persons” Residing In The European Economic Area (The “EEA”)

If you reside in the EEA, we may transfer your personal information outside the EEA, and will ensure that it is protected and transferred in a manner consistent with legal requirements applicable to the information. This can be done in a number of different ways, for instance:

•	the country to which we send the personal information may have been assessed by the European Commission as providing an “adequate” level of protection for personal data; or
•	the recipient may have signed a contract based on standard contractual clauses approved by the European Commission.

In other circumstances, the law may permit us to otherwise transfer your personal information outside the EEA. In all cases, however, any transfer of your personal information will be compliant with applicable data protection law.

Notice To Investors In Cayman Islands Investment Funds

If you are a natural person, please review this notice as it applies to you directly. If you are a legal representative of a corporate or entity investor that provides us with any personal information about individuals (i.e., natural persons), you agree to furnish a copy of this notice to each such individual or otherwise advise them of its content.

Any international transfer of personal information will be compliant with the requirements of the Data Protection Act, 2017 of the Cayman Islands.

Privacy For Children

DoubleLine is concerned about the privacy of children. Our website and our services are not targeted at individuals under 18 years of age, and we do not knowingly collect any personal information from an individual under 18. If we learn that a child under the age of 13

26	DoubleLine Selective Credit Fund

(Unaudited) September 30, 2023

(or such higher age as required by applicable law) has submitted personally identifiable information online without parental consent, we will take all reasonable measures to delete such information from its databases and to not use such information for any purpose (except where necessary to protect the safety of the child or others as required or allowed by law). If you become aware of any personally identifiable information, we have collected from children under 13 (or such higher age as required by applicable law), please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545. We do not sell or share any personal information and have no actual knowledge about selling or sharing personal information of individuals under the age of 16.

Retention Of Personal Information And Security

Your personal information will be retained for as long as required:

•	for the purposes for which the personal information was collected;
•	in order to establish or defend legal rights or obligations or to satisfy any reporting or accounting obligations; and/or
•	as required by data protection laws and any other applicable laws or regulatory requirements, including, but not limited to, U.S. laws and regulations applicable to our business.

We will undertake commercially reasonable efforts to protect the personal information that we hold with appropriate security measures.

Access To And Control Of Your Personal Information

Depending on your country of domicile or applicable law, you may have the following rights in respect of the personal information about you that we process:

•	the right to access and port personal information;
•	the right to rectify personal information;
•	the right to restrict the use of personal information;
•	the right to request that personal information is erased; and
•	the right to object to processing of personal information.

Although you have the right to request that your personal information be deleted at any time, applicable laws or regulatory requirements may prohibit us from doing so. In addition, if you invest in a DoubleLine fund through a financial intermediary, DoubleLine may not have access to personal information about you.

If you wish to exercise any of the rights set out above, please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545.

Changes To DoubleLine’s Privacy Policy

DoubleLine reserves the right to modify its privacy policy at any time, but in the event that there is a change that affects the content of this notice materially, DoubleLine will promptly inform its customers of such changes in accordance with applicable law.

Semi-Annual Report	|	September 30, 2023	27

Investment Adviser:

DoubleLine Capital LP

2002 North Tampa Street

Suite 200

Tampa, FL 33602

Administrator and Transfer Agent:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Custodian:

U.S. Bank, N.A.

1555 North River Center Drive

Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017

Legal Counsel:

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Contact Information:

doubleline.com

fundinfo@doubleline.com

(877) DLine11 or (877) 354-6311

DL-SEMI-SC

DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602  || (813) 791 7333

fundinfo@doubleline.com || www.doubleline.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

1

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Funds Trust

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	December 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	December 1, 2023

By (Signature and Title)	/s/ Henry V. Chase
Henry V. Chase, Treasurer and
Principal Financial and Accounting Officer

Date	December 1, 2023

3